EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Rocket Lab USA, Inc.
EMPLOYEE BENEFITS
14.	EMPLOYEE BENEFITS
Defined Contribution Plans
The Company’s 401(k) Savings and Retirement Plan covers any eligible employee on the active payroll of the Company. The Company’s contributions were approximately $277 and $98 during the years ended December 31, 2020 and 2019, respectively. The Company’s contributions consist of matching contributions, and non-elective
contributions on behalf of employees.